Other Gains (Losses) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other gains
Gains on disposal of property, plant and equipment	₩ 85,990	₩ 32,196	₩ 148,667
Gains on disposal of inventories	18,789	20,447	11,091
Gains on disposal of intangible assets	41	136	41
Reversal of impairment loss on other current assets	0	16,035	0
Gains on proxy collection of TV license fee	33,191	41,372	42,286
Reversal of impairment loss on property, plant and equipment	0	0	134,735
Gains on foreign currency translation	77,269	27,123	36,097
Gains on foreign currency transaction	74,520	139,077	235,221
Gains on insurance proceeds	3,411	6,785	43,497
Miscellaneous Other Gains	273,745	346,795	294,091
Gains on compensation of impaired electric poles	688	1,138	768
Gains on harbor facilities dues	3,710	3,666	4,198
Gains on technical fees	1,836	3,071	2,972
Reversal of occupation development training fees	1,466	1,452	525
Gains on disposal of waste	2,950	3,815	7,749
Gains on tax rebate	206	374	548
Gains on other commission	1,945	2,044	2,097
Gains on disposal of assets held-for-sale	0	0	236
Others of Miscellaneous Other Gains	208,964	269,416	221,621
Other losses
Losses on disposal of property, plant and equipment	(112,018)	(98,120)	(100,066)
Losses on disposal of intangible assets	(111)	(71)	(116)
Losses on valuation of other non-current assets	(29,225)	(3,901)	(14,738)
Impairment loss on property, plant and equipment	(11,240)	(17,031)	(37,311)
Impairment loss on intangible assets	(902)	(2,865)	(164)
Losses on foreign currency translation	(148,381)	(165,187)	(299,117)
Miscellaneous Other Losses	(128,215)	(258,286)	(197,715)
Losses on valuation of inventories	9,941	9,936	14,528
Losses on disposal of inventories	15,494	5,471	8,324
Losses due to disaster	5,761	7,138	5,068
Losses on rounding adjustment of electric charge surtax	1,351	1,332	1,317
Others of miscellaneous other losses	95,668	234,409	168,478
Total miscellaneous other losses	128,215	258,286	197,715
Net other gains	₩ 84,884	₩ 22,686	₩ 243,122